UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2009 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 96.8%

                                                     SHARES      VALUE
                                                    -------   -----------
CONSUMER DISCRETIONARY - 7.6%
   Lowe's                                            16,600   $   372,836
   Target                                             8,725       380,585
   Walt Disney                                       24,200       607,904
                                                              -----------
                                                                1,361,325
                                                              -----------
CONSUMER STAPLES - 12.7%
   Coca-Cola                                          5,775       287,826
   CVS Caremark                                      20,925       700,569
   PepsiCo                                            5,575       316,381
   Procter & Gamble                                  10,975       609,222
   Wal-Mart Stores                                    7,100       354,148
                                                              -----------
                                                                2,268,146
                                                              -----------
ENERGY - 9.5%
   Chevron                                            7,925       550,550
   ConocoPhillips                                    10,000       437,100
   Exxon Mobil                                       10,050       707,419
                                                              -----------
                                                                1,695,069
                                                              -----------
FINANCIAL SERVICES - 11.0%
   Aflac                                             13,000       492,180
   Bank of New York Mellon                           11,625       317,827
   NYSE Euronext                                     25,450       685,878
   Wells Fargo                                       19,400       474,524
                                                              -----------
                                                                1,970,409
                                                              -----------
HEALTH CARE - 14.3%
   Abbott Laboratories                               11,575       520,759
   Becton Dickinson                                   9,900       644,985
   Johnson & Johnson                                 11,200       681,968
   Medtronic                                          9,950       352,429
   Novartis ADR                                       7,700       351,274
                                                              -----------
                                                                2,551,415
                                                              -----------
INDUSTRIAL - 14.5%
   Caterpillar                                       10,500       462,630
   Eaton                                              9,950       516,604

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES      VALUE
                                                    -------   -----------
INDUSTRIAL - CONTINUED
   Lockheed Martin                                    4,250   $   317,730
   Union Pacific                                      9,425       542,126
   United Technologies                               14,025       763,942
                                                              -----------
                                                                2,603,032
                                                              -----------
INFORMATION SERVICES - 18.2%
   Automatic Data Processing                          7,600       283,100
   Hewlett-Packard                                   21,750       941,775
   Intel                                             44,300       852,775
   Microsoft                                         35,250       829,080
   Nokia ADR                                         26,400       352,176
                                                              -----------
                                                                3,258,906
                                                              -----------
MATERIALS - 5.9%
   Air Products & Chemicals                           6,250       466,250
   EI Du Pont de Nemours                             19,275       596,176
                                                              -----------
                                                                1,062,426
                                                              -----------
TELECOMMUNICATION SERVICES - 3.1%
   AT&T                                              21,275       558,043
                                                              -----------
   TOTAL COMMON STOCK
      (Cost $17,396,938)                                       17,328,771
                                                              -----------
CASH EQUIVALENT - 2.5%
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 0.150% (A)
      (Cost $446,766)                               446,766       446,766
                                                              -----------
   TOTAL INVESTMENTS - 99.3%
      (Cost $17,843,704) +                                    $17,775,537
                                                              ===========

PERCENTAGES ARE BASED ON NET ASSETS OF $17,893,790.

(A)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $17,843,704, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,296,142 AND $(1,364,309), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2009 (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities           Level 1     Level 2   Level 3      Total
-------------------------         -----------   -------   -------   -----------
   Common Stock                   $17,328,771     $--       $--     $17,328,771
   Cash Equivalent                    446,766      --        --         446,766
                                  -----------     ---       ---     -----------
Total Investments in Securities   $17,775,537     $--       $--     $17,775,537
                                  ===========     ===       ===     ===========

HIM-QH-001-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009